RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS.
RELATED PARTY

19. RELATED PARTY TRANSACTIONS

The Company has entered into a consulting agreement with Dr. Robert Langer, a member of the Company’s Scientific Advisory Board and a holder of over 5% of the Company’s common stock, for certain consulting services. Dr. Langer was one of the original co-founders of the Company. Pursuant to the terms of the agreement, the Company has agreed to pay Dr. Langer $250 per year in consulting fees.